Other Current Liabilities	6 Months Ended
Jun. 30, 2024
Other Liabilities, Current [Abstract]
Other Current Liabilities
Note 17 - Other Current Liabilities
Other current liabilities are comprised of the following:

	June 30, 2024	December 31, 2023
(In $ millions)
VAT payable	21.0	17.5
Other current taxes payable (1)	20.0	19.7
Corporate income taxes payable	6.6	6.7
Accrued payroll and severance	1.2	0.8
Operating lease liability, current	0.5	0.5
Dividends payable (2)	—	11.9
Other current liabilities	3.3	6.1
Total	52.6	63.2
(1) Other current taxes payable include withholding tax, payroll tax and other indirect tax related liabilities.
(2) On December 22, 2023, the Company declared a cash distribution of $0.05 per share, corresponding to a total of $11.9 million, which was paid to our shareholders on January 22, 2024.